INTANGIBLE ASSETS - Schedule of Recoverable Amount Equal of Carrying Amount (Details)	Dec. 31, 2025
Sports data - domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Revenue growth	3.00%
Sports data - domain names and related websites | Minimum
Disclosure of detailed information about intangible assets [line items]
Long-term EBITDA margin	46.00%
Discount rate	18.00%
Revenue growth	4.00%
Sports data - domain names and related websites | Maximum
Disclosure of detailed information about intangible assets [line items]
Long-term EBITDA margin	41.00%
Discount rate	19.00%
Revenue growth	8.00%
Ticketing - domain names and related websites
Disclosure of detailed information about intangible assets [line items]
Discount rate	20.00%
Ticketing - domain names and related websites | Minimum
Disclosure of detailed information about intangible assets [line items]
Discount rate	20.00%
Revenue growth	37.00%
Ticketing - domain names and related websites | Maximum
Disclosure of detailed information about intangible assets [line items]
Discount rate	23.00%
Revenue growth	23.00%